NOTE 5 - RELATED PARTY TRANSACTIONS (Detail) (USD $)	3 Months Ended	12 Months Ended				73 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Stock Issued During Period, Shares, Issued for Cash and Services		$ 107,076,003
Stock Issued During Period, Value, Issued for Cash	230,000	2,629,497	718,694	170,050
Stock Issued During Period, Value, Issued for Services		4,163,040	400		15,000
Due to Officers or Stockholders, Current		36,450				36,450
Due to Officers or Stockholders		9,856				9,856
Accounts Payable, Related Parties		28,118				28,118
Due from Officers or Stockholders		3,576				3,576
Stock Issued During Period, Shares, Issued for Services (in Shares)		5,000,000	4,000,000	13,500,000	150,000
Additional Paid in Capital, Common Stock			4,850	1,350	7,500
Share-based Compensation		$ 4,746,416	$ 3,125,000	$ 3,375,000	$ 7,500	$ 11,265,331